Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instruments [Abstract]
Summary of the Company's unsecured senior notes
The following table provides a summary of the Company’s unsecured senior notes as of December 31, 2019 and December 31, 2020:

	December 31, 2019	December 31, 2020	Effective interest rate
	Amounts	Amounts
	RMB in thousands
US$500,000 1.375% notes due 2026	3,414,628	3,204,309	1.74%
US$800,000 1.25% notes due 2027	—	5,136,613	1.52%

Carrying value	3,414,628	8,340,922
Unamortized discount and debt issuance costs	73,472	141,448

Total principal amounts of unsecured senior notes	3,488,100	8,482,370